Unaudited Condensed Consolidated Interim Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) at Dec. 31, 2023		895,051
Balance at the beginning at Dec. 31, 2023	$ 41,234	$ 9	$ 661,474	$ 3,435	$ 23,281	$ (646,965)
Loss and total comprehensive loss for the period	(35,206)					(35,206)
Shares issued to pipe investors, net of transaction costs (in shares)		191,667
Shares issued to PIPE investors, net of transaction costs	5,049	$ 2	5,047
Shares issued to employees for compensation (in shares)		12,386
Shares issued to employees for compensation	1,506				1,506
Shares issued to board members for board fees (in shares)		693
Recognition of equity-settled share-based payment	8,224				8,224
Balance at the ending (in Shares) at Jun. 30, 2024		1,099,797
Balance at the ending at Jun. 30, 2024	20,807	$ 11	666,521	3,435	33,011	(682,171)
Balance at the beginning (in Shares) at Dec. 31, 2024		1,102,792
Balance at the beginning at Dec. 31, 2024	4,864	$ 11	666,528	3,435	35,713	(700,823)
Loss and total comprehensive loss for the period	(12,536)					(12,536)
Shares issued to board members for board fees (in shares)		556
Recognition of equity-settled share-based payment	3,274				3,274
Balance at the ending (in Shares) at Jun. 30, 2025		1,103,348
Balance at the ending at Jun. 30, 2025	$ (4,398)	$ 11	$ 666,528	$ 3,435	$ 38,987	$ (713,359)